UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               JAMES G. WHETZEL
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1st QUARTER REPORT - PERIOD ENDED JUNE 30, 2013



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CALIFORNIA BOND FUND
JUNE 30, 2013

                                                                      (Form N-Q)

48500-0813                                   (C)2013, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

June 30, 2013 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)     Principal and interest payments are insured by one of the following:
          ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual Assurance Co., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Dexia Credit Local.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from California Health Insurance Construction Loan Insurance Program or California State General Obligation.

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1  | USAA California Bond Fund
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PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

CCD       Community College District
PRE       Prerefunded to a date prior to maturity
USD       Unified School District

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                                                   Portfolio of Investments |  2
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PORTFOLIO OF INVESTMENTS

USAA CALIFORNIA BOND FUND
June 30, 2013 (unaudited)

PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON              FINAL         VALUE
(000)        SECURITY                                          RATE           MATURITY         (000)
----------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (93.1%)

             CALIFORNIA (91.2%)
$    4,500   Antelope Valley Healthcare District (INS)         5.20%         1/01/2027    $    4,503
    16,600   Association of Bay Area Governments (INS) (a)     6.20         11/01/2029        16,638
     4,235   Association of Bay Area Governments (NBGA)        5.00          1/01/2033         4,331
    17,520   Association of Bay Area Governments (INS)         4.75          3/01/2036        16,234
     1,500   Association of Bay Area Governments               5.00          7/01/2042         1,500
     6,100   Baldwin Park USD (INS)                            5.00 (b)      8/01/2031         2,334
     6,375   Baldwin Park USD (INS)                            5.01 (b)      8/01/2032         2,292
     3,085   Burbank USD, 4.30%, 8/01/2023                     4.30 (c)      8/01/2033         1,736
     3,000   Burbank USD, 4.35%, 8/01/2023                     4.35 (c)      8/01/2034         1,672
     5,265   Carlsbad USD (INS)                                5.00         10/01/2034         5,486
     3,000   Central USD (INS)                                 5.50          8/01/2029         3,246
     5,000   Chula Vista                                       5.88          1/01/2034         5,740
    12,605   Coast CCD (INS)                                   5.48 (b)      8/01/2034         4,120
     1,350   Corona-Norco USD (d)                              5.00          9/01/2032         1,361
     6,000   Educational Facilities Auth.                      5.38          4/01/2034         6,346
     1,500   Fresno (INS)                                      5.50          7/01/2030         1,501
    18,000   Golden State Tobacco Securitization (INS)         4.55          6/01/2022        18,782
    17,000   Golden State Tobacco Securitization               5.00          6/01/2033        14,425
    10,000   Golden State Tobacco Securitization (INS)         5.00          6/01/2035        10,259
     1,000   Health Facilities Financing Auth. (NBGA)          5.50          1/01/2019         1,002
     2,200   Health Facilities Financing Auth. (NBGA)          5.00         11/01/2024         2,305
     2,000   Health Facilities Financing Auth. (NBGA)          5.00         11/01/2029         2,078
     2,000   Health Facilities Financing Auth.                 6.50         10/01/2033         2,320
    11,230   Health Facilities Financing Auth. (NBGA)          5.00          7/01/2036        11,281
     6,000   Health Facilities Financing Auth.                 5.25          4/01/2039         6,066
     2,100   Health Facilities Financing Auth.                 5.00         11/15/2039         2,192
     9,310   Indio Redevelopment Agency                        5.25          8/15/2031         8,845
     1,000   Infrastructure and Economic Dev. Bank             5.63          7/01/2020         1,003
     1,250   Infrastructure and Economic Dev. Bank             5.75          7/01/2030         1,254
     6,000   Inland Empire Tobacco Securitization Auth.        5.75          6/01/2026         5,946
     5,000   Irvine USD Financing Auth. (INS)                  5.00          9/01/2038         5,067
     3,875   Long Beach Bond Finance Auth.                     5.00         11/15/2035         3,858
       385   Los Angeles Municipal Improvement Corp. (INS)
                (PRE)                                          4.75          8/01/2032           404
     9,615   Los Angeles Municipal Improvement Corp. (INS)     4.75          8/01/2032         9,848
     1,000   Los Banos Redevelopment Agency (INS)              5.00          9/01/2036           926
    10,000   Madera Redevelopment Agency                       5.38          9/01/2038        10,093
     7,070   Marina Coast Water District (INS)                 5.00          6/01/2037         7,205
     6,000   Modesto Irrigation District                       5.75         10/01/2034         6,603
     7,500   Monterey Peninsula CCD (INS)                      5.11 (b)      8/01/2029         3,299
     2,000   Mountain View Shoreline Regional Park
                Community                                      5.63          8/01/2035         2,088
     1,405   Municipal Finance Auth. (INS)                     5.00          6/01/2031         1,337
     1,000   Municipal Finance Auth. (INS)                     5.00          6/01/2036           919
     1,500   Norco Redevelopment Agency                        5.88          3/01/2032         1,566
     1,250   Norco Redevelopment Agency                        6.00          3/01/2036         1,338
     5,000   Norwalk Redevelopment Agency (INS)                5.00         10/01/2030         4,647
     3,500   Norwalk Redevelopment Agency (INS)                5.00         10/01/2035         3,114
     7,500   Norwalk-La Mirada USD (INS)                       5.00 (b)      8/01/2030         3,027
     6,205   Oakdale Irrigation District                       5.50          8/01/2034         6,697

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3  | USAA California Bond Fund
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
PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON              FINAL         VALUE
(000)        SECURITY                                          RATE           MATURITY         (000)
----------------------------------------------------------------------------------------------------
$    5,500   Palomar Pomerado Health (INS)                     4.89% (b)     8/01/2026    $    2,910
    12,230   Palomar Pomerado Health (INS)                     6.05 (b)      8/01/2031         4,739
     4,000   Pollution Control Financing Auth. (e)             5.25          8/01/2040         4,056
    10,000   Pollution Control Financing Auth.                 5.00         11/21/2045         9,688
       970   Poway Redevelopment Agency (INS)                  5.75          6/15/2033           970
     2,400   Public Works Board                                5.25          6/01/2024         2,536
     2,500   Public Works Board                                5.25          6/01/2025         2,637
     6,500   Public Works Board                                5.00         11/01/2029         6,766
     7,900   Public Works Board                                5.25          6/01/2030         8,254
     5,470   Public Works Board                                5.00          4/01/2031         5,605
     6,875   Public Works Board                                5.00          4/01/2031         7,045
     5,705   Public Works Board                                5.00          4/01/2031         5,846
    10,000   Riverside County Public Financing Auth. (INS)     4.75         10/01/2035         8,781
     2,000   Riverside County Transportation Comission (d)     5.25          6/01/2039         2,164
     7,115   Roseville Finance Auth.                           5.00          2/01/2037         7,386
     7,030   Sacramento City Financing Auth. (INS)             5.00         12/01/2036         7,069
    10,990   Sacramento Municipal Utility District Financing
                Auth. (INS)                                    4.75          7/01/2025        11,201
     1,020   Sacramento USD (INS) (d)                          5.00          7/01/2038         1,026
    12,805   San Bernardino County Redevelopment Agency
                (INS) (a)                                      5.00          9/01/2030        11,771
    11,340   San Bernardino County Redevelopment Agency (INS)  5.00          9/01/2035         9,952
     1,110   San Diego County                                  5.00          9/01/2023         1,131
     2,000   San Diego County Regional Airport Auth.           5.00          7/01/2040         2,061
     1,000   San Diego Public Financing Auth.                  5.25          5/15/2029         1,105
     3,500   San Francisco City and County Airport             5.25          5/01/2026         3,957
     6,000   San Francisco City and County Airport             4.90          5/01/2029         6,343
     4,705   San Francisco City and County Redevelopment
                Financing Auth. (INS)                          4.88          8/01/2036         4,286
    10,000   San Jose Financing Auth.                          5.00          6/01/2039        10,445
     3,000   San Jose Redevelopment Agency (INS)               4.45          8/01/2032         2,597
     1,500   San Luis & Delta-Mendota (INS)                    5.00          3/01/2038         1,528
     3,000   San Marcos USD Financing Auth. (INS)              5.00          8/15/2035         3,118
     3,500   Santa Barbara Financing Auth.                     5.00          7/01/2029         3,750
     9,000   Santa Barbara Financing Auth.                     5.00          7/01/2039         9,294
     2,000   Santa Clara                                       5.25          7/01/2032         2,149
     1,750   Sierra View Local Health Care District            5.25          7/01/2037         1,742
     9,645   Solano CCD (INS)                                  4.96 (b)      8/01/2028         4,253
     9,735   Solano CCD (INS)                                  5.00 (b)      8/01/2030         3,763
    10,000   South Orange County Public Financing Auth. (INS)  5.00          8/15/2032         9,932
     4,000   State                                             5.25          2/01/2030         4,312
     6,000   State                                             4.50          8/01/2030         6,129
     5,000   State                                             5.75          4/01/2031         5,519
     6,750   State (NBGA)                                      4.50         12/01/2037         6,700
     3,000   State                                             5.00          2/01/2043         3,120
     2,225   Statewide Communities Dev. Auth. (INS)            4.50          2/01/2027         2,133
    11,795   Statewide Communities Dev. Auth. (NBGA)           5.00         12/01/2027        12,456
     3,500   Statewide Communities Dev. Auth.                  4.50          9/01/2029         3,540
     5,115   Statewide Communities Dev. Auth.                  5.00          5/15/2031         5,142
     4,225   Statewide Communities Dev. Auth.                  5.50          7/01/2031         4,505
    17,500   Statewide Communities Dev. Auth.                  5.25          8/01/2031        17,821
     3,370   Statewide Communities Dev. Auth.                  5.00          5/15/2032         3,375
     5,000   Statewide Communities Dev. Auth. (INS)            4.60          2/01/2037         4,604
    13,000   Statewide Communities Dev. Auth. (NBGA)           5.00         12/01/2037        13,074
     9,000   Statewide Communities Dev. Auth.                  5.00          5/15/2038         8,811
     3,500   Statewide Communities Dev. Auth. (NBGA)           5.75          8/15/2038         3,712
     2,500   Statewide Communities Dev. Auth.                  5.00         11/15/2038         2,546
     1,500   Statewide Communities Dev. Auth.                  5.00          5/15/2042         1,494
     1,500   Statewide Communities Dev. Auth.                  5.00          5/15/2047         1,483
    19,080   Suisun City Public Financing Auth.                5.37 (b)     10/01/2033         5,565
     7,190   Tuolumne Wind Project Auth.                       5.63          1/01/2029         8,072
     4,000   Val Verde USD (INS)                               5.00          3/01/2029         4,063
     1,500   Val Verde USD (INS)                               5.13          3/01/2036         1,543

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                                                   Portfolio of Investments |  4

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
PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON              FINAL         VALUE
(000)        SECURITY                                          RATE           MATURITY         (000)
----------------------------------------------------------------------------------------------------
$   10,225   Vallejo Sanitation and Flood Control District
                (INS)                                          5.00%         7/01/2019    $   10,557
     7,000   Vista (INS)                                       5.00          5/01/2037         7,154
     7,085   Washington Township Health Care District          5.13          7/01/2023         7,092
     1,250   Washington Township Health Care District          6.00          7/01/2029         1,352
     6,080   Washington Township Health Care District          5.00          7/01/2037         6,105
     4,585   West Kern Water District                          5.00          6/01/2028         4,792
                                                                                          ----------
                                                                                             597,461
                                                                                          ----------
             GUAM (0.2%)
     1,000   Power Auth.                                       5.00         10/01/2034         1,022
                                                                                          ----------
             PUERTO RICO (0.9%)
     3,000   Electric Power Auth.                              5.00          7/01/2042         2,646
    16,500   Sales Tax Financing Corp.                         6.07 (b)      8/01/2039         3,528
                                                                                          ----------
                                                                                               6,174
                                                                                          ----------
             U.S. VIRGIN ISLANDS (0.8%)
     2,210   Public Finance Auth.                              4.00         10/01/2022         2,246
     1,500   Public Finance Auth.                              5.00         10/01/2027         1,608
     1,500   Public Finance Auth.                              5.00         10/01/2032         1,555
                                                                                          ----------
                                                                                               5,409
                                                                                          ----------
             Total Fixed-Rate Instruments (cost: $610,629)                                   610,066
                                                                                          ----------
             PUT BONDS (3.7%)

             CALIFORNIA (3.7%)
    15,000   Bay Area Toll Auth.                               1.31 (f)      4/01/2036        14,693
    10,000   Twin Rivers USD (INS)                             3.20 (f)      6/01/2041         9,735
                                                                                          ----------
                                                                                              24,428
                                                                                          ----------
             Total Put Bonds (cost: $25,000)                                                  24,428
                                                                                          ----------

             VARIABLE-RATE DEMAND NOTES (2.8%)

             CALIFORNIA (2.4%)
     7,070   Educational Facilities Auth. (LOC - Sovereign
                Bank)                                          0.88         11/01/2042         7,070
     8,965   Victorville Joint Powers Financing Auth. (LOC -
                BNP Paribas)                                   1.56          5/01/2040         8,965
                                                                                          ----------
                                                                                              16,035
                                                                                          ----------
             PUERTO RICO (0.4%)
     2,310   Electric Power Auth. (LIQ)(LOC - Dexia Credit
                Local) (e)                                     0.56          7/01/2026         2,310
                                                                                          ----------
             Total Variable-Rate Demand Notes (cost: $18,345)                                 18,345
                                                                                          ----------

             TOTAL INVESTMENTS (COST: $653,974)                                           $  652,839
                                                                                          ==========

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5  | USAA California Bond Fund
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
($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                 $          --     $      610,066  $         --     $     610,066
Put Bonds                                         --             24,428            --            24,428
Variable-Rate Demand Notes                        --             18,345            --            18,345
-------------------------------------------------------------------------------------------------------
Total                                  $          --     $      652,839  $         --     $     652,839
-------------------------------------------------------------------------------------------------------

For the period of April 1, 2013, through June 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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                                                   Portfolio of Investments |  6

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NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA California Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

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7  | USAA California Bond Fund

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2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note A1.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2013, were $15,575,000 and $16,710,000, respectively, resulting in net unrealized depreciation of $1,135,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $655,511,000 at June 30, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) At June 30, 2013, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(c) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

(d) At June 30, 2013, the aggregate market value of securities purchased on a when-issued basis was $4,551,000.

(e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(f) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at June 30, 2013.

================================================================================

9  | USAA California Bond Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2013

By:*     /S/ JAMES G. WHETZEL
         --------------------------------------------------------------
         Signature and Title:  James G. Whetzel, Secretary

Date:     08/19/13
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/20/13
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/19/13
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.